Schedule H, Line 4j – Schedule of Reportable Transactions (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Reportable Transaction [Line Items]
Entity tax identification number	95-4035997
Plan number	001
Investment, Identifier [Axis]: Bank of New York | 167 Acquisitions
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	$ 106,205
Cost of Asset	106,205
Current Value of Asset on Transaction Date	106,205
Investment, Identifier [Axis]: Bank of New York | 274 Dispositions
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	108,075
Cost of Asset	108,075
Current Value of Asset on Transaction Date	$ 108,075